Stock Based Compensation - Additional Information (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	May 07, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted		3,106,929
Shares granted fair value		$ 2.55
Stock-based compensation expense		$ 4,962,819
Unrecognized compensation cost		$ 2,917,350
Unrecognized compensation cost expected to recognized period		2 years 1 month 6 days
Total fair value of shares vested		$ 2,864,982
Number of shares, Vested		1,129,091
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common shares issued	58,409,823	58,409,823	100
Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value	$ 0.001	$ 0.001
Common shares issued	1,070,753	1,070,753
General and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		$ 4,962,819
Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted		3,106,929
Shares granted fair value		$ 2.55
Share based compensation arrangement, dividend payment	$ 0